Average Annual Total Returns		12 Months Ended	27 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	4.00%
Unlimited HFND Multi-Strategy Return Tracker ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	6.28%
Performance Inception Date			Oct. 10, 2022
Unlimited HFND Multi-Strategy Return Tracker ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.57%	5.39%
Unlimited HFND Multi-Strategy Return Tracker ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	4.53%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based fixed-income index that represents intermediate-term investment-grade bonds traded in the U.S. and tracks over $50 trillion worth of fixed-income securities. The Fund is changing its broad-based benchmark from the S&P 500 Total Return Index to the Bloomberg U.S. Aggregate Bond Index.